Fees Summary	Aug. 08, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 131,354,948.35
Total Fee Amount	18,140.14
Total Offset Amount	0.00
Net Fee	$ 18,140.14
Offering Table N/A
Offset Table N/A	N/A